Unaudited Interim Condensed Consolidated Statements of Cash Flows $ in Millions, $ in Millions	9 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2019 MXN ($)	Sep. 30, 2018 MXN ($)
OPERATING ACTIVITIES
Income before income taxes from continuing operations	$ 730	$ 14,415	$ 12,091
Adjustments for:
Non-cash operating (income) expenses	(105)	(2,064)	262
Depreciation	320	6,311	6,178
Amortization	63	1,244	1,156
Gain on disposal of long-lived assets	(2)	(39)	(63)
Write-off of long-lived assets	10	198	82
Share of the loss of equity method, net of taxes	5	95	161
Interest income	(46)	(907)	(702)
Interest expense	265	5,235	5,461
Foreign exchange loss (income), net	8	166	(52)
Non-cash movements in post-employment and other non-current employee benefits obligations	6	125	157
Monetary position, gain, net	(4)	(78)	(117)
Market value loss on financial instruments	8	150	246
Accounts receivable and other current assets	138	2,715	2,271
Other current financial assets	(15)	(295)	(215)
Inventories	(9)	(175)	(1,605)
Suppliers and other accounts payable	148	2,926	(768)
Other liabilities	(6)	(120)	165
Employee benefits paid	(19)	(370)	(21)
Income taxes paid	(210)	(4,149)	(6,063)
Net cash flows generated from operating activities continuing operations	1,285	25,383	18,624
Income before income taxes for discontinued operations			1,042
Net cash flows generated from operating activities for discontinued operations			(112)
INVESTING ACTIVITIES
Acquisition and mergers, net of cash acquired			(5,692)
Interest received	46	908	703
Acquisitions of long-lived assets	(337)	(6,657)	(6,056)
Proceeds from the sale of long-lived assets	14	269	190
Acquisition of intangible assets	(13)	(252)	(1,007)
Other non-current assets	2	49	(191)
Dividends received from investments in associates and joint ventures		1	1
Investment in financial assets	(16)	(320)	(203)
Net cash flows (used in) investing activities from continuing operations	(304)	(6,002)	(12,255)
Net cash flows (used in) financing activities for discontinued operations			(397)
FINANCING ACTIVITIES
Proceeds from borrowings	551	10,871	12,966
Repayment of borrowings	(795)	(15,687)	(4,311)
Interest paid	(151)	(2,987)	(3,012)
Dividends paid	(189)	(3,722)	(3,529)
Interest paid on leases	(5)	(99)
Payments of leases	(17)	(343)
Other financing activities	(27)	(531)	(1,695)
Net cash flows (used in) generated by financing activities for continuing operations	(633)	(12,498)	419
Net cash flows (used in) financing activities for discontinued operations			(138)
Net increase in cash and cash equivalents from continuing operations	348	6,883	6,788
Net increase in cash and cash equivalents from discontinued operations			395
Cash and cash equivalents at the beginning of the period	1,202	23,727	18,767
Effects of exchange rate changes and inflation effects on cash and cash equivalents held in foreign currencies	(19)	(380)	(1,558)
Cash and cash equivalents at the end of the period discontinued operations			(5,917)
Cash and cash equivalents at the end of the period	$ 1,531	$ 30,230	$ 18,475